Shareholders’ equity (Details Narrative) - USD ($)										1 Months Ended							6 Months Ended		12 Months Ended
	May 07, 2024	Apr. 16, 2024	Mar. 31, 2024	Mar. 15, 2024	Jan. 17, 2024	Jan. 16, 2024	May 22, 2023	May 15, 2023	Nov. 17, 2022	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Aug. 31, 2023	Jul. 31, 2023	May 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 01, 2024	May 06, 2024	Apr. 18, 2024	Mar. 14, 2024	Feb. 28, 2024
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, shares authorized																	Unlimited		Unlimited
Common stock no par value									$ 0								$ 0
Ordinary shares voting rights																	Holders of the Company’s ordinary shares are entitled to one vote for each ordinary share.
Sale price of the ordinary shares																	$ 16.50
Professional Fees																	$ 97,277	$ 894,985
Warrant to purchase ordinary share, price per share																	$ 11.50
Warrants redemption price																	$ 0.01
Earnout shares									4,000,000								0
Revenue																	$ 3,057,323	1,908,048
Net income																	(1,204,001)	$ (16,827,829)
Revenue and net income																	$ 0
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding																	8,917,250
Warrants term																	5 years
Public Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding																	8,625,000
Private Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding																	292,250
Fortress Cove Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Ownership percentage																	100.00%					100.00%
Convertible Notes Third Parties [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible notes payable																	$ 7,123		$ 29,073
Maxim Group LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible promissory note price per share																	$ 1.5
Convertible notes payable																	$ 2,113,125
Maxim Group LLC [Member] | Convertible Notes Third Parties [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of Stock, Shares Converted										1,408,750
Triggering Event 1 [Member]
Subsidiary, Sale of Stock [Line Items]
Earnout Shares to be issued									1,000,000
Number of additional shares issued									$ 15.00
Fair value of earnout shares																	1,926,610
Triggering Event 2 [Member]
Subsidiary, Sale of Stock [Line Items]
Earnout Shares to be issued									1,000,000
Number of additional shares issued									$ 20.00
Fair value of earnout shares																	$ 3,273,019
Triggering Event 3 [Member]
Subsidiary, Sale of Stock [Line Items]
Earnout Shares to be issued																				1,000,000
Triggering Event 4 [Member]
Subsidiary, Sale of Stock [Line Items]
Earnout Shares to be issued																			1,000,000
Executive Settlement Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Share issued price per share																								$ 1.275
Executive Settlement Agreement [Member] | Mr Chen [Member]
Subsidiary, Sale of Stock [Line Items]
Restricted ordinary shares				166,653
Restricted ordinary shares, value				$ 212,484
Executive Settlement Agreement [Member] | Mr Sobak [Member]
Subsidiary, Sale of Stock [Line Items]
Restricted ordinary shares				75,059
Restricted ordinary shares, value				$ 95,700
Executive Settlement Agreement [Member] | Mr Lim [Member]
Subsidiary, Sale of Stock [Line Items]
Restricted ordinary shares				53,649
Restricted ordinary shares, value				$ 68,403
Settlement Agreement [Member] | 8i Enterprises Pte Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Professional Fees				$ 180,000				$ 180,000
Principal amount								712,254																	$ 712,254
Long-Term Debt, Gross								$ 731,373																	$ 731,373
Interests rates								8.00%																	8.00%
Convertible loan								$ 911,373					$ 889,000												$ 911,373
Conversion of Stock, Shares Converted												700,000	700,000
Convertible Loan Agreement [Member] | Gilandi Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Principal amount						$ 500,000
Interests rates						8.00%
Maturity date						March 31, 2024
Convertible promissory note price per share						$ 1.00
Debt conversion, original debt, amount			$ 500,000
Loan converted into restricted ordinary share			500,000
Convertible Loan Agreement [Member] | Gilandi Limited [Member] | Tranche Two [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible loan			$ 250,000
Convertible Loan Agreement [Member] | Gilandi Limited [Member] | Two Tranche [Member]
Subsidiary, Sale of Stock [Line Items]
Debt Instrument, Issued, Principal					$ 250,000
Convertible Loan Agreement [Member] | Affluence Resource Pte. Ltd. [Member]
Subsidiary, Sale of Stock [Line Items]
Principal amount		$ 1,000,000
Interests rates		12.00%
Convertible loan												$ 1,000,000
Maturity date		Apr. 30, 2025
Debt instrument convertible conversion price description		Anytime on or before May 31, 2024, Affluence may send the Company a Conversion Notice to convert the then Outstanding Sum into ordinary shares of the Company at $1.00 per share. Anytime after May 31, 2024, Affluence may send the Company a Conversion Notice to convert the then Outstanding Sum into ordinary shares of the Company at $1.42 per share. The Company has no right of early repayment of any part of the Affluence Convertible Loan without Affluence’s written consent. Any Outstanding Sum on the Maturity Date will be automatically converted into ordinary shares of the Company at $1.42 per share.
Ordinary shares issued												1,000,000
Convertible Loan Agreement [Member] | Affluence Resource Pte. Ltd. [Member] | One Tranche [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible loan																							$ 500,000
Share Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Consideration shares	8,571,429
Share issued price per share	$ 1.75
Consideration shares, value	$ 15,000,000.0
Number of additional shares issued																					$ 1.75
Share Purchase Agreement [Member] | Fortress Cove Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Ownership percentage																						100.00%
Minimum [Member] | Triggering Event 3 [Member]
Subsidiary, Sale of Stock [Line Items]
Revenue																				$ 20,100,000
Net income																				$ 3,600,000
Minimum [Member] | Triggering Event 4 [Member]
Subsidiary, Sale of Stock [Line Items]
Revenue																			$ 40,100,000
Net income																			$ 10,100,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares sold							940,000				50,000			50,000
Sale price of the ordinary shares							$ 1.00				$ 1.00			$ 1.00				$ 1.00
Ordinary shares sold, value							$ 940,000				$ 50,000			$ 50,000
Number of shares cancelled															200,000
Private Placement [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Consideration shares																4,000,000